Corporate Transactions - Sale of Mercedes (Details)		12 Months Ended
	Apr. 21, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($)	Apr. 21, 2022 $ / shares
Disclosure of detailed information about business combination [line items]
Changes in non-cash working capital		$ 87,820,000	$ (56,656,000)
Loss on sale in other expense		(7,006,000)	0
Cumulative foreign currency translation gain reclassified from AOCI to net loss		$ 1,601,000	$ 0
Gold | Stream Arrangement
Disclosure of detailed information about business combination [line items]
Number of ounces delivered | oz		3,600
Gold | Stream Arrangement | Ounces of quarterly gold production
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		1,000
Gold | Stream Arrangement | Maximum | Total ounces of gold production
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		9,000
Silver | Stream Arrangement
Disclosure of detailed information about business combination [line items]
Percentage of precious metal production to be issued		100.00%
Number of ounces delivered | oz		309,077
Silver | Stream Arrangement | Total ounces of sliver production
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		3,750,000
Silver | Stream Arrangement | Initial threshold of silver production
Disclosure of detailed information about business combination [line items]
Percentage of precious metal production to be issued		30.00%
Silver | Stream Arrangement | Prevailing threshold of silver production
Disclosure of detailed information about business combination [line items]
Percentage of precious metal production to be issued		20.00%
Silver | Stream Arrangement | Maximum
Disclosure of detailed information about business combination [line items]
Number of ounces delivered | oz		2,100,000
Silver | Stream Arrangement | Minimum | Annual minimum of sliver ounces produced
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		300,000
Mercedes Mine
Disclosure of detailed information about business combination [line items]
Loss on sale in other expense		$ (7,000,000)
Transaction costs		3,800,000
Cumulative foreign currency translation gain reclassified from AOCI to net loss		$ 1,600,000
Mercedes Mine | Bear Creek
Disclosure of detailed information about business combination [line items]
Cash received at closing	$ 75,000,000
Receivable within six months of closing of the transaction	$ 25,000,000
Due from associate, common stock (in shares) | shares	24,730,000
Proportion of ownership interest in associate	16.60%
Percentage of net smelter returns to royalty	2.00%
Consideration received, sale-date fair value	$ 135,400,000
Fair value of cash receivable	24,600,000
Equity interests of acquirer	23,300,000
Net smelter returns to royalty, value	9,900,000
Changes in non-cash working capital	$ 2,600,000
Sale of asset, consideration received, price per share (in dollars per share) | (per share)	$ 0.94			$ 1.18